1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215-963-5000	Counselors at Law
Fax: 215-963-5001
June 13, 2008
VIA EDGAR
Filing Room
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	SEI Opportunity Fund, L.P. (File Nos. 333-105372 and 811-21353)
Dear Ladies and Gentlemen:
On behalf of our client, SEI Opportunity Fund, L.P. (the “Fund”), we are filing, pursuant to Section 8(c) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-2, together with all exhibits thereto (the “Amendment”). The purpose of the Amendment is to incorporate the Fund’s updated financial information for the fiscal year ended March 31, 2008, and to make other changes. Please note that, as discussed in the Amendment, prior to January 1, 2008, the Fund pursued its investment objective by investing substantially all of its assets in SEI Opportunity Master Fund, L.P., which in turn invested its assets in various private investment companies. As of January 1, 2008, the Fund invests directly in various private investment funds.
We seek to have the Securities and Exchange Commission declare the Amendment effective on July 31, 2008. Accordingly, please let me know if there is anything we can do to expedite the review process.
Please contact the undersigned at 215.963.5598 with your questions or comments.
Very truly yours,
/s/ Sean Graber
Sean Graber, Esq.